Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Amortization	$ 57,344	$ 57,344	$ 172,032	$ 172,033	229,377	229,377
Research and development expenses	353,198	331,834	1,003,124	732,373	1,008,100	370,852
Selling, general and administrative expenses	288,711	459,111	940,762	936,180	1,259,096	1,771,937
TOTAL OPERATING EXPENSES	699,253	848,289	2,115,918	1,840,586	2,496,573	2,372,166
LOSS FROM OPERATIONS	(699,253)	(848,289)	(2,115,918)	(1,840,586)	(2,496,573)	(2,372,166)
OTHER EXPENSE (INCOME)
Change in fair value of derivative liabilities	(366,550)		(8,125,328)
Gain on settlement of debt				(51,400)	(51,400)
Other Income					(51,400)
Interest Expense	33,699		3,532,234	272	273	40,960
Interest income		(248)	(233)	(1,036)	(1,159)	(4)
TOTAL OTHER EXPENSE (INCOME)	(332,851)	(248)	(4,593,327)	(52,164)	(52,286)	40,956
NET LOSS	(366,402)	(848,041)	2,477,409	(1,788,422)	(2,444,287)	(2,413,122)
Deemed dividend			17,099,058	48,659	48,659	20,995
NET LOSS ATTRIBUTABLE TO COMPANY STOCKHOLDERS	$ (366,402)	$ (848,041)	$ (14,621,649)	$ (1,837,081)	$ (2,492,946)	$ (2,434,117)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED					$ (0.98)	$ (3.18)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED					2,539,611	766,065
NET LOSS PER COMMON SHARE, BASIC	$ (0.07)	$ (0.34)	$ (3.02)	$ (0.73)
NET LOSS PER COMMON SHARE, DILUTED	$ (0.07)	$ (0.34)	$ (3.02)	$ (0.73)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC	5,199,003	2,531,380	4,839,802	2,508,641
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, DILUTED	5,199,003	2,531,380	4,839,802	2,508,641